Debt and Other Financing (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The carrying value of the Company’s outstanding debt, inclusive of debt instruments reported at fair value, consisted of the following amounts as of June 30, 2021 and December 31, 2020:

	June 30,	December 31,
	2021	2020

	(in thousands)
Current portion of long-term debt	$19,698	$16,798
Non-current portion of long-term debt	160,561	86,637

Total long-term debt	180,259	103,435
Unamortized debt issuance cost	(3,714)	(1,827)

Outstanding balance	$176,545	$101,608

The Company’s changes in debt issuance cost, debt discount, and outstanding balance are as follows:

	December 31,
	2020	2019
	(in thousands)
Current portion of long-term debt	$16,798	$42,098
Non-current portion of long-term debt	86,637	80,946

Total long-term debt	103,435	123,044
Unamortized debt issuance cost	(1,827)	(3,031)

Outstanding balance	$101,608	$120,013

Schedule of Maturities of Long-term Debt
Under the Company’s loan agreements, minimum required maturities are as follows:

(in thousands)
For the years ending December 31,
2021	16,798
2022	2,900
2023	—
2024	71,237
thereafter	12,500

Total outstanding	103,435

Schedule of Debt Instrument Carrying Amount

		June 30,	December 31,
Name of Loan	Effective Interest Rate	2021	2020

		(in thousand)
Loans from Related Parties	4.00% - 6.00%	$82,987	$83,737
2021 Convertible Bridge Notes (1)	N/A (2)	77,574	—
Small Business Administration Loan (Paycheck Protection Program)	1.86%	3,600	3,600
Line of Credit	3.65%	16,098	16,098

Total		$180,259	$103,435

The ending balance of the Company’s outstanding debt as of December 31, 2020 and 2019, consist of the following:

		December 31,
Name of Loan	Effective Interest Rate	2020	2019
		(in thousands)
Loans from Related Parties	4.00% - 6.00%	$83,737	$80,946
Small Business Administration Loan (Paycheck Protection Program)	1.86%	3,600	—
Line of Credit	3.65%	16,098	16,098
Secured Loan		—	26,000

Total		$103,435	$123,044

Schedule of Common Stock and Warrants Issued Under 2021 Bridge Financing
The following table summarizes the additional shares of Class A Common Stock and warrants to purchase Class A Common Stock issued as a result of the 2021 Bridge Financings.

	Class A Common Stock	Class A Common Stock Warrants

	(in thousands)
Issued to Silicon Valley Bank (“SVB”) guarantors	93,042	—
Issued in connection with the initial tranche of 2021 Bridge Financing	126,572	42,487
Issued as incentive shares and as incentive warrants, in connection with the Rights Offering	3,440	565

Total	223,054	43,052